Note 2 - Cash and Balances Due from Banks - Cash and Balances Due From Banks (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Cash on Hand and Cash Items	$ 9,746,132	$ 8,509,530
Noninterest-Bearing Deposits with Other Banks	13,399,004	20,312,574
	$ 23,145,136	$ 28,822,104